Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Income Statement Information

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Depreciation expense	$14,323	$14,966	$15,019
Interest costs on debt balances	5,504	5,291	3,421
Capitalized interest costs	(584)	(376)	(754)
Advertising expense	2,749	2,526	2,438

Balance Sheet Information
Balance Sheet Information
	(dollars in millions)
At December 31,	2015	2014

Accounts Payable and Accrued Liabilities
Accounts payable	$6,391	$5,598
Accrued expenses	5,281	4,016
Accrued vacation, salaries and wages	4,107	4,131
Interest payable	1,529	1,478
Taxes payable	2,054	1,457

	$19,362	$16,680

Other Current Liabilities
Advance billings and customer deposits	$2,969	$3,125
Dividends payable	2,323	2,307
Other	3,446	3,140

	$8,738	$8,572

Cash Flow Information
Cash Flow Information
	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Cash Paid
Interest, net of amounts capitalized	$4,491	$4,429	$2,122